Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 217	$ 167	$ 380	$ 329
Items that may subsequently be reclassified to income:
Change in unrealized fair value of derivatives designated as cash flow hedges	(1)	0	(2)	0
Adjustment for hedged items recognized in the period	1	0	2	0
Total other comprehensive income that will be reclassified to profit or loss, net of tax	0	0	0	0
Items that will not subsequently be reclassified to income:
Remeasurements on employee benefit plans	28	(10)	23	(5)
Total other comprehensive income	28	(10)	23	(5)
Comprehensive income	245	157	403	324
Comprehensive income attributable to:
Equity shareholders	$ 245	$ 157	$ 403	$ 324